Expense Example (American New World Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American New World Trust
Expense Example:
Year 1	$ 149
Year 3	462
Year 5	797
Year 10	1,746
Series II, American New World Trust
Expense Example:
Year 1	164
Year 3	508
Year 5	876
Year 10	1,911
Series III, American New World Trust
Expense Example:
Year 1	113
Year 3	353
Year 5	612
Year 10	$ 1,352